Advances From Customers	12 Months Ended
Dec. 31, 2011
Advances From Customers [Abstract]
Advances From Customers [Text Block]

NOTE 9 – ADVANCES FROM CUSTOMERS

At December 31, 2011 and 2010, advances from customers consisted of the following:

	December 31, 2011	December 31, 2010
Guangxi Zhuang Autonomous Regin National Liuzhou Grain Repository	$7,468,113	$553,902
Nanning Grain Repository	-	7,251,012
Guangxi Food Development Co., Ltd.	20,495,860	-
Guangxi Grain Repository Co.	942,700	-
Others	159,072	152,744
Total	$29,065,745	7,957,658